CASH AND CASH EQUIVALENTS (Details Narrative) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Guaranteed investment certificate	$ 34,500	$ 34,500	$ 0